Consolidated income statement - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated income statement
Revenue	€ 796,967	€ 781,426	€ 751,448
Cost of Revenue	(682,086)	(606,375)	(577,383)
Gross profit	114,881	175,051	174,065
Operating income (expenses)
Research and development	(50,857)	(68,529)	(76,642)
Selling, general and administrative	(188,201)	(169,610)	(156,190)
Other operating income	52,700	64,793	81,582
Other operating expenses	(16,116)	(44,202)	(1,965)
Impairments of intangible assets		(5,011)
Reorganization costs	(54,930)	0	0
Total operating income (expenses)	(257,403)	(222,558)	(153,215)
Operating income (loss)	(142,522)	(47,507)	20,850
Non-operating income (expense)
Gain (loss) on investment in financial instruments reevaluation	(38,513)	(9,143)	(172,159)
Share of profit (loss) and reevaluation of at-equity investments	(4,312)	(20,752)	(15,098)
Other financial income	2,435	9,263	8,336
Other financial expense	(11,699)	(11,739)	(13,150)
Other non-operating income (expense)	636	(714)	12,357
Gain from Bargain Purchase			4,908
Net Income (loss) before taxes	(193,977)	(80,593)	(153,957)
Income taxes	(2,102)	(3,320)	(21,698)
Net income (loss)	€ (196,078)	€ (83,913)	€ (175,655)
Weighted average shares outstanding	177,295,234	176,916,663	176,674,341
Net income per share (basic)	€ (1.11)	€ (0.47)	€ (0.99)
Net income per share (diluted)	€ (1.11)	€ (0.47)	€ (0.99)